Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	Explanatory Note: The Registrant is filing this amendment to its Form N-CSR for the reporting period ended October 31, 2024, originally filed with the Securities and Exchange Commission on January 3, 2025 (Accession Number 0000898430-25-000041). The purpose of this amendment is to revise parts of Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies. The incorrect draft version of Item 7 was inadvertently used in the creation of HTML rather than the final approved signed version which included the financial statements and audit report in the Form N-CSR filing. The N-CSR content required to be available on a website was correctly posted using the final approved version of Item 7 and did not require any changes. This amendment has updated item 7 to include the final approved signed version of the financial statements and audit report.The signature page and certification dates have also been updated to the amendment date. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Columbia Strategic California Municipal Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Strategic California Municipal Income Fund
Class Name	Class A
Trading Symbol	CLMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic California Municipal Income Fund (the Fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 80	0.74%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by the portfolio’s overweights to lower rated (A, BBB, BB and non-rated) bonds. Overweights to bonds with 17-30 years to maturity and to charter school, housing and continuing care retirement community (CCRC) bonds added to performance relative to the benchmark. Underweights to bonds with less than 12 years to maturity, bonds rated AA and state general obligation bonds also added to relative performance.
Security selection
| Selection in bonds with 17-30 and 6-12 years to maturity and local general obligation, hospital, special tax, housing, tobacco and electric bonds added to benchmark relative performance. Selection in bonds rated AA, A and BBB also added to relative performance.
Top Performance Detractors
Allocations
| The Fund’s overweight to special tax bonds and underweights to airport and local general obligation bonds, and bonds with 12-17 years to maturity detracted from performance relative to the benchmark.
Security selection
| Selection in leasing and education bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	16.69	0.52	2.03
Class A (including sales charges)	13.20	(0.09)	1.72
Bloomberg California Municipal Bond Index	9.32	1.01	2.27
Bloomberg Municipal Bond Index	9.70	1.05	2.30

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 339,634,883
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 1,682,503
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 339,634,883
Total number of portfolio holdings	170
Management services fees (represents 0.47% of Fund average net assets)	$ 1,682,503
Portfolio turnover for the reporting period	22%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the
investment
makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
California Community Choice Financing Authority 02/01/2054 5.000%	2.2%
Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%	1.8%
Metropolitan Water District of Southern California 04/01/2053 5.000%	1.6%
Inland Valley Development Agency 09/01/2044 5.000%	1.5%
California Statewide Communities Development Authority 03/01/2042 4.000%	1.4%
Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000%	1.4%
California County Tobacco Securitization Agency 06/01/2055 0.000%	1.3%
Foothill-Eastern Transportation Corridor Agency 01/15/2053 3.500%	1.3%
San Diego Unified School District 07/01/2048 3.250%	1.3%
Cerritos Community College District 08/01/2044 3.000%	1.2%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
California Community Choice Financing Authority 02/01/2054 5.000%	2.2%
Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%	1.8%
Metropolitan Water District of Southern California 04/01/2053 5.000%	1.6%
Inland Valley Development Agency 09/01/2044 5.000%	1.5%
California Statewide Communities Development Authority 03/01/2042 4.000%	1.4%
Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000%	1.4%
California County Tobacco Securitization Agency 06/01/2055 0.000%	1.3%
Foothill-Eastern Transportation Corridor Agency 01/15/2053 3.500%	1.3%
San Diego Unified School District 07/01/2048 3.250%	1.3%
Cerritos Community College District 08/01/2044 3.000%	1.2%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.

Material Fund Change Strategies [Text Block]	Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates.
Material Fund Change Risks Change [Text Block]	In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Strategic California Municipal Income Fund - Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Strategic California Municipal Income Fund
Class Name	Advisor Class
Trading Symbol	CCARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic California Municipal Income Fund (the Fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 59	0.54%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by the portfolio’s overweights to lower rated (A, BBB, BB and non-rated) bonds. Overweights to bonds with 17-30 years to maturity and to charter school, housing and continuing care retirement community (CCRC) bonds added to performance relative to the benchmark. Underweights to bonds with less than 12 years to maturity, bonds rated AA and state general obligation bonds also added to relative performance.
Security selection
| Selection in bonds with 17-30
and
6-12 years to maturity and local general obligation, hospital, special tax, housing, tobacco and electric bonds added to benchmark relative performance. Selection in bonds rated AA, A and BBB also added to relative performance.
Top Performance Detractors
Allocations
| The Fund’s overweight to special tax bonds and underweights to airport and local general obligation bonds, and bonds with 12-17 years to maturity detracted from performance relative to the benchmark.
Security selection
| Selection in leasing and education bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class	16.91	0.74	2.27
Bloomberg California Municipal Bond Index	9.32	1.01	2.27
Bloomberg Municipal Bond Index	9.70	1.05	2.30

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 339,634,883
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 1,682,503
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 339,634,883
Total number of portfolio holdings	170
Management services fees (represents 0.47% of Fund average net assets)	$ 1,682,503
Portfolio turnover for the reporting period	22%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
California Community Choice Financing Authority 02/01/2054 5.000%	2.2%
Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%	1.8%
Metropolitan Water District of Southern California 04/01/2053 5.000%	1.6%
Inland Valley Development Agency 09/01/2044 5.000%	1.5%
California Statewide Communities Development Authority 03/01/2042 4.000%	1.4%
Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000%	1.4%
California County Tobacco Securitization Agency 06/01/2055 0.000%	1.3%
Foothill-Eastern Transportation Corridor Agency 01/15/2053 3.500%	1.3%
San Diego Unified School District 07/01/2048 3.250%	1.3%
Cerritos Community College District 08/01/2044 3.000%	1.2%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
California Community Choice Financing Authority 02/01/2054 5.000%	2.2%
Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%	1.8%
Metropolitan Water District of Southern California 04/01/2053 5.000%	1.6%
Inland Valley Development Agency 09/01/2044 5.000%	1.5%
California Statewide Communities Development Authority 03/01/2042 4.000%	1.4%
Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000%	1.4%
California County Tobacco Securitization Agency 06/01/2055 0.000%	1.3%
Foothill-Eastern Transportation Corridor Agency 01/15/2053 3.500%	1.3%
San Diego Unified School District 07/01/2048 3.250%	1.3%
Cerritos Community College District 08/01/2044 3.000%	1.2%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.

Material Fund Change Strategies [Text Block]	Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates.
Material Fund Change Risks Change [Text Block]	In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Strategic California Municipal Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Strategic California Municipal Income Fund
Class Name	Class C
Trading Symbol	CCAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic California Municipal Income Fund (the Fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 134	1.24%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by the portfolio’s overweights to lower rated (A, BBB, BB and non-rated) bonds. Overweights to bonds with 17-30 years to maturity and to charter school, housing and continuing care retirement community (CCRC) bonds added to performance relative to the benchmark. Underweights to bonds with less than 12 years to maturity, bonds rated AA and state general obligation bonds also added to relative performance.
Security selection
| Selection in bonds with 17-30 and 6-12 years to maturity and local general obligation, hospital, special tax, housing, tobacco and electric bonds added to benchmark relative performance. Selection in bonds rated AA, A and BBB also added to relative performance.
Top Performance Detractors
Allocations
| The Fund’s overweight to special tax bonds and underweights to airport and local general obligation bonds, and bonds with 12-17 years to maturity detracted from performance relative to the benchmark.
Security selection
| Selection in leasing and education bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	16.11	0.03	1.55
Class C (including sales charges)	15.11	0.03	1.55
Bloomberg California Municipal Bond Index	9.32	1.01	2.27
Bloomberg Municipal Bond Index	9.70	1.05	2.30

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-produ ct s/mutual-funds for more recent performance information.
Net Assets	$ 339,634,883
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 1,682,503
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 339,634,883
Total number of portfolio holdings	170
Management services fees (represents 0.47% of Fund average net assets)	$ 1,682,503
Portfolio turnover for the reporting period	22%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
California Community Choice Financing Authority 02/01/2054 5.000%	2.2%
Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%	1.8%
Metropolitan Water District of Southern California 04/01/2053 5.000%	1.6%
Inland Valley Development Agency 09/01/2044 5.000%	1.5%
California Statewide Communities Development Authority 03/01/2042 4.000%	1.4%
Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000%	1.4%
California County Tobacco Securitization Agency 06/01/2055 0.000%	1.3%
Foothill-Eastern Transportation Corridor Agency 01/15/2053 3.500%	1.3%
San Diego Unified School District 07/01/2048 3.250%	1.3%
Cerritos Community College District 08/01/2044 3.000%	1.2%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
California Community Choice Financing Authority 02/01/2054 5.000%	2.2%
Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%	1.8%
Metropolitan Water District of Southern California 04/01/2053 5.000%	1.6%
Inland Valley Development Agency 09/01/2044 5.000%	1.5%
California Statewide Communities Development Authority 03/01/2042 4.000%	1.4%
Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000%	1.4%
California County Tobacco Securitization Agency 06/01/2055 0.000%	1.3%
Foothill-Eastern Transportation Corridor Agency 01/15/2053 3.500%	1.3%
San Diego Unified School District 07/01/2048 3.250%	1.3%
Cerritos Community College District 08/01/2044 3.000%	1.2%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.

Material Fund Change Strategies [Text Block]	Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates.
Material Fund Change Risks Change [Text Block]	In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Strategic California Municipal Income Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Strategic California Municipal Income Fund
Class Name	Institutional Class
Trading Symbol	CCAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic California Municipal Income Fund (the Fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 59	0.54%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by the portfolio’s overweights to lower rated (A, BBB, BB and non-rated) bonds. Overweights to bonds with 17-30 years to maturity and to charter school, housing and continuing care retirement community (CCRC) bonds added to performance relative to the benchmark. Underweights to bonds with less than 12 years to maturity, bonds rated AA and state general obligation bonds also added to relative performance.
Security selection
| Selection in bonds with 17-30 and 6-12 years to maturity and local general obligation, hospital, special tax, housing, tobacco and electric bonds added to benchmark relative performance. Selection in bonds rated AA, A and BBB also added to relative performance.
Top Performance Detractors
Allocations
| The Fund’s overweight to special tax bonds and underweights to airport and local general obligation bonds, and bonds with 12-17 years to maturity detracted from performance relative to the benchmark.
Security selection
| Selection in leasing and education bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	16.91	0.74	2.27
Bloomberg California Municipal Bond Index	9.32	1.01	2.27
Bloomberg Municipal Bond Index	9.70	1.05	2.30

No Deduction of Taxes [Text Block]	Performance does not reflect the d edu ction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 339,634,883
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 1,682,503
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 339,634,883
Total number of portfolio holdings	170
Management services fees (represents 0.47% of Fund average net assets)	$ 1,682,503
Portfolio turnover for the reporting period	22%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
California Community Choice Financing Authority 02/01/2054 5.000%	2.2%
Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%	1.8%
Metropolitan Water District of Southern California 04/01/2053 5.000%	1.6%
Inland Valley Development Agency 09/01/2044 5.000%	1.5%
California Statewide Communities Development Authority 03/01/2042 4.000%	1.4%
Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000%	1.4%
California County Tobacco Securitization Agency 06/01/2055 0.000%	1.3%
Foothill-Eastern Transportation Corridor Agency 01/15/2053 3.500%	1.3%
San Diego Unified School District 07/01/2048 3.250%	1.3%
Cerritos Community College District 08/01/2044 3.000%	1.2%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
California Community Choice Financing Authority 02/01/2054 5.000%	2.2%
Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%	1.8%
Metropolitan Water District of Southern California 04/01/2053 5.000%	1.6%
Inland Valley Development Agency 09/01/2044 5.000%	1.5%
California Statewide Communities Development Authority 03/01/2042 4.000%	1.4%
Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000%	1.4%
California County Tobacco Securitization Agency 06/01/2055 0.000%	1.3%
Foothill-Eastern Transportation Corridor Agency 01/15/2053 3.500%	1.3%
San Diego Unified School District 07/01/2048 3.250%	1.3%
Cerritos Community College District 08/01/2044 3.000%	1.2%

Material Fund Change [Text Block]
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.

Material Fund Change Strategies [Text Block]	Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates.
Material Fund Change Risks Change [Text Block]	In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Strategic California Municipal Income Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Strategic California Municipal Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CCAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic California Municipal Income Fund (the Fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 57	0.53%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management's Discussion of
Fund
Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by the portfolio’s overweights to lower rated (A, BBB, BB and non-rated) bonds. Overweights to bonds with 17-30 years to maturity and to charter school, housing and continuing care retirement community (CCRC) bonds added to performance relative to the benchmark. Underweights to bonds with less than 12 years to maturity, bonds rated AA and state general obligation bonds also added to relative performance.
Security selection
| Selection in bonds with 17-30 and 6-12 years to maturity and local general obligation, hospital, special tax, housing, tobacco and electric bonds added to benchmark relative performance. Selection in bonds rated AA, A and BBB also added to relative performance.
Top Performance Detractors
Allocations
| The Fund’s overweight to special tax bonds and underweights to airport and local general obligation bonds, and bonds with 12-17 years to maturity detracted from performance relative to the benchmark.
Security selection
| Selection in leasing and education bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a)	16.90	0.72	2.24
Bloomberg California Municipal Bond Index	9.32	1.01	2.27
Bloomberg Municipal Bond Index	9.70	1.05	2.30
(a)
The returns shown for periods prior to March 1, 2016 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 339,634,883
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 1,682,503
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 339,634,883
Total number of portfolio holdings	170
Management services fees (represents 0.47% of Fund average net assets)	$ 1,682,503
Portfolio turnover for the reporting period	22%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
California Community Choice Financing Authority 02/01/2054 5.000%	2.2%
Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%	1.8%
Metropolitan Water District of Southern California 04/01/2053 5.000%	1.6%
Inland Valley Development Agency 09/01/2044 5.000%	1.5%
California Statewide Communities Development Authority 03/01/2042 4.000%	1.4%
Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000%	1.4%
California County Tobacco Securitization Agency 06/01/2055 0.000%	1.3%
Foothill-Eastern Transportation Corridor Agency 01/15/2053 3.500%	1.3%
San Diego Unified School District 07/01/2048 3.250%	1.3%
Cerritos Community College District 08/01/2044 3.000%	1.2%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
California Community Choice Financing Authority 02/01/2054 5.000%	2.2%
Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%	1.8%
Metropolitan Water District of Southern California 04/01/2053 5.000%	1.6%
Inland Valley Development Agency 09/01/2044 5.000%	1.5%
California Statewide Communities Development Authority 03/01/2042 4.000%	1.4%
Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000%	1.4%
California County Tobacco Securitization Agency 06/01/2055 0.000%	1.3%
Foothill-Eastern Transportation Corridor Agency 01/15/2053 3.500%	1.3%
San Diego Unified School District 07/01/2048 3.250%	1.3%
Cerritos Community College District 08/01/2044 3.000%	1.2%

Material Fund Change [Text Block]
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.

Material Fund Change Strategies [Text Block]	Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates.
Material Fund Change Risks Change [Text Block]	In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Strategic California Municipal Income Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Strategic California Municipal Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CCXYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic California Municipal Income Fund (the Fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 52	0.48%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by the portfolio’s overweights to lower rated (A, BBB, BB and non-rated) bonds. Overweights to bonds with 17-30 years to maturity and to charter school, housing and continuing care retirement community (CCRC) bonds added to performance relative to the benchmark. Underweights to bonds with less than 12 years to maturity, bonds rated AA and state general obligation bonds also added to relative performance.
Security selection
| Selection in bonds with 17-30 and 6-12 years to maturity and local general obligation, hospital, special tax, housing, tobacco and electric bonds added to benchmark relative performance. Selection in bonds rated AA, A and BBB also added to relative performance.
Top Performance Detractors
Allocations
| The Fund’s overweight to special tax bonds and underweights to airport and local general obligation bonds, and bonds with 12-17 years to maturity detracted from performance relative to the benchmark.
Security selection
| Selection in leasing and education bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	17.00	0.81	2.26
Bloomberg California Municipal Bond Index	9.32	1.01	2.27
Bloomberg Municipal Bond Index	9.70	1.05	2.30
(a)
The returns shown for periods prior to March 1, 2017 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information
Net Assets	$ 339,634,883
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 1,682,503
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 339,634,883
Total number of portfolio holdings	170
Management services fees (represents 0.47% of Fund average net assets)	$ 1,682,503
Portfolio turnover for the reporting period	22%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
California Community Choice Financing Authority 02/01/2054 5.000%	2.2%
Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%	1.8%
Metropolitan Water District of Southern California 04/01/2053 5.000%	1.6%
Inland Valley Development Agency 09/01/2044 5.000%	1.5%
California Statewide Communities Development Authority 03/01/2042 4.000%	1.4%
Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000%	1.4%
California County Tobacco Securitization Agency 06/01/2055 0.000%	1.3%
Foothill-Eastern Transportation Corridor Agency 01/15/2053 3.500%	1.3%
San Diego Unified School District 07/01/2048 3.250%	1.3%
Cerritos Community College District 08/01/2044 3.000%	1.2%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
California Community Choice Financing Authority 02/01/2054 5.000%	2.2%
Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000%	1.8%
Metropolitan Water District of Southern California 04/01/2053 5.000%	1.6%
Inland Valley Development Agency 09/01/2044 5.000%	1.5%
California Statewide Communities Development Authority 03/01/2042 4.000%	1.4%
Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000%	1.4%
California County Tobacco Securitization Agency 06/01/2055 0.000%	1.3%
Foothill-Eastern Transportation Corridor Agency 01/15/2053 3.500%	1.3%
San Diego Unified School District 07/01/2048 3.250%	1.3%
Cerritos Community College District 08/01/2044 3.000%	1.2%

Material Fund Change [Text Block]
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.

Material Fund Change Strategies [Text Block]	Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates.
Material Fund Change Risks Change [Text Block]	In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature